Capitalized Software in Development (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Capitalized software in development	$ 157,143
Impairment on definite-lived intangible asset	157,143
Capitalized Software [Member]
Impairment on definite-lived intangible asset	$ 157,143